UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Cadian Capital Management, LLC

Address:         461 Fifth Avenue
                 24th Floor
                 New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York          November 15, 2010
-----------------------     --------------------------    ----------------------
    [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $1,617,749
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number         Name

1.           028-12841                Cadian Fund LP

2.           028-12845                Cadian Offshore Fund Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                  Cadian Capital Management, LLC
                                                        September 30, 2010



COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                   VALUE     SHRS OR    SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP    (X1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED  NONE
ABERCROMBIE & FITCH CO        CL A           002896207   44,090   1,121,300  SH         DEFINED      1, 2      1,121,300
AMERICAN SUPERCONDUCTOR CORP  COM            030111108      648      20,852  SH         DEFINED      1, 2         20,852
AMKOR TECHNOLOGY INC          COM            031652100   51,575   7,850,102  SH         DEFINED      1, 2      7,850,102
ARUBA NETWORKS INC            COM            043176106    2,134     100,000       PUT   DEFINED      1, 2        100,000
ASPEN TECHNOLOGY INC          COM            045327103   88,911   8,573,859  SH         DEFINED      1, 2      8,573,859
ATMEL CORP                    COM            049513104    7,164     900,000  SH         DEFINED      1, 2        900,000
AUTODESK INC                  COM            052769106    2,398      75,000  SH         DEFINED      1, 2         75,000
CEPHEID                       COM            15670R107   63,051   3,369,907  SH         DEFINED      1, 2      3,369,907
CHARLES RIV LABS INTL INC     COM            159864107   77,551   2,339,410  SH         DEFINED      1, 2      2,339,410
CITRIX SYS INC                COM            177376100    1,365      20,000  SH         DEFINED      1, 2         20,000
COGO GROUP INC                COM            192448108   17,669   2,859,000  SH         DEFINED      1, 2      2,859,000
COMPELLENT TECHNOLOGIES INC   COM            20452A108   22,904   1,259,871  SH         DEFINED      1, 2      1,259,871
CREE INC                      COM            225447101   30,674     565,000       PUT   DEFINED      1, 2        565,000
DIGITAL RIV INC               COM            25388B104   28,343     832,627  SH         DEFINED      1, 2        832,627
DIGITAL RIV INC               COM            25388B104   53,102   1,560,000       CALL  DEFINED      1, 2      1,560,000
EQUINIX INC                   COM NEW        29444U502   36,948     361,000  SH         DEFINED      1, 2        361,000
EXPRESS SCRIPTS INC           COM            302182100   74,312   1,525,906  SH         DEFINED      1, 2      1,525,906
EXPRESS SCRIPTS INC           COM            302182100   19,480     400,000       CALL  DEFINED      1, 2        400,000
FIDELITY NATIONAL FINANCIAL   CL A           31620R105   11,766     748,953  SH         DEFINED      1, 2        748,953
GOOGLE INC                    CL A           38259P508   34,965      66,500       CALL  DEFINED      1, 2         66,500
GREEN MTN COFFEE ROASTERS IN  COM            393122106   15,595     500,000       PUT   DEFINED      1, 2        500,000
GYMBOREE CORP                 COM            403777105   27,052     651,224  SH         DEFINED      1, 2        651,224
LIFE TECHNOLOGIES CORP        COM            53217V109   27,781     595,000  SH         DEFINED      1, 2        595,000
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105   20,703   1,182,370  SH         DEFINED      1, 2      1,182,370
MASTERCARD INC                CL A           57636Q104    3,920      17,500  SH         DEFINED      1, 2         17,500
MASTERCARD INC                CL A           57636Q104   22,400     100,000       CALL  DEFINED      1, 2        100,000
MENTOR GRAPHICS CORP          COM            587200106   17,806   1,684,555  SH         DEFINED      1, 2      1,684,555
MF GLOBAL HLDGS LTD           COM            55277J108   24,143   3,353,140  SH         DEFINED      1, 2      3,353,140
MICRON TECHNOLOGY INC         COM            595112103    7,210   1,000,000  SH         DEFINED      1, 2      1,000,000
MONOLITHIC PWR SYS INC        COM            609839105    9,352     572,712  SH         DEFINED      1, 2        572,712
NATIONAL CINEMEDIA INC        COM            635309107    1,915     107,000  SH         DEFINED      1, 2        107,000
NCR CORP NEW                  COM            62886E108   40,345   2,960,000  SH         DEFINED      1, 2      2,960,000
NCR CORP NEW                  COM            62886E108    1,704     125,000       CALL  DEFINED      1, 2        125,000
NETSCOUT SYS INC              COM            64115T104   62,362   3,040,567  SH         DEFINED      1, 2      3,040,567
NICE SYS LTD                  SPONSORED ADR  653656108   20,498     655,090  SH         DEFINED      1, 2        655,090
NIKE INC                      CL B           654106103    2,004      25,000  SH         DEFINED      1, 2         25,000
NVR INC                       COM            62944T105   42,284      65,300  SH         DEFINED      1, 2         65,300
ON SEMICONDUCTOR CORP         COM            682189105  134,991  18,722,796  SH         DEFINED      1, 2     18,722,796
ON SEMICONDUCTOR CORP         COM            682189105   21,093   2,925,500       CALL  DEFINED      1, 2      2,925,500
QUALCOMM INC                  COM            747525103   18,714     414,653  SH         DEFINED      1, 2        414,653
QUALCOMM INC                  COM            747525103   18,053     400,000       CALL  DEFINED      1, 2        400,000
QUALCOMM INC                  COM            747525103   58,672   1,300,000       CALL  DEFINED      1, 2      1,300,000
QUALCOMM INC                  COM            747525103    4,513     100,000       CALL  DEFINED      1, 2        100,000
RF MICRODEVICES INC           COM            749941100    6,209   1,011,261  SH         DEFINED      1, 2      1,011,261
RUBICON TECHNOLOGY INC        COM            78112T107   13,653     601,717  SH         DEFINED      1, 2        601,717
SOLUTIA INC                   COM NEW        834376501   71,203   4,444,647  SH         DEFINED      1, 2      4,444,647
SOLUTIA INC                   COM NEW        834376501    4,806     300,000       CALL  DEFINED      1, 2        300,000
STR HLDGS INC                 COM            78478V100      422      19,600  SH         DEFINED      1, 2         19,600
TALEO CORP                    CL A           87424N104   23,629     815,086  SH         DEFINED      1, 2        815,086
TERADYNE INC                  COM            880770102    2,228     200,000  SH         DEFINED      1, 2        200,000
TESLA MTRS INC                COM            88160R101    1,530      75,000  SH         DEFINED      1, 2         75,000
TESLA MTRS INC                COM            88160R101    3,265     160,000       PUT   DEFINED      1, 2        160,000
TEXAS INSTRS INC              COM            882508104    4,071     150,000  SH         DEFINED      1, 2        150,000
TOLL BROTHERS INC             COM            889478103   28,530   1,500,000  SH         DEFINED      1, 2      1,500,000
VALUECLICK INC                COM            92046N102      327      25,000  SH         DEFINED      1, 2         25,000
VEECO INSTRS INC DEL          COM            922417100    1,313      37,662  SH         DEFINED      1, 2         37,662
VERIGY LTD                    SHS            Y93691106   40,007   4,920,957  SH         DEFINED      1, 2      4,920,957
VERINT SYS INC                COM            92343X100   77,981   2,638,960  SH         DEFINED      1, 2      2,638,960
VISA INC                      COM CL A       92826C839    7,007      94,351  SH         DEFINED      1, 2         94,351
VISA INC                      COM CL A       92826C839   37,130     500,000       CALL  DEFINED      1, 2        500,000
VISA INC                      COM CL A       92826C839   22,278     300,000       CALL  DEFINED      1, 2        300,000




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